Cash flow statement supplementary information	12 Months Ended
Dec. 31, 2018
Cash flow statement supplementary information [Abstract]
Disclosure of cash flow statement supplementary information [Text block]

Cash flow statement supplementary information

Net cash used for derivatives and current financial assets

In 2018, a total of EUR 177 million cash was paid with respect to foreign exchange derivative contracts related to activities for liquidity management and funding (2017: EUR 295 million outflow; 2016: EUR 128 million outflow).

Purchase and proceeds from non-current financial assets

In 2018, the net cash inflow of EUR 43 million was mainly due to inflows from the repayment of loans receivable, the sale of stakes and capital distributions from investment funds, partly offset by an outflow due to capital contributions into investment funds.

In 2017, the net cash outflow of EUR 36 million was mainly due to capital contributions in Gilde and Abraaj Growth Markets Fund and the acquisition of other stakes.

In 2016, the net cash inflow of EUR 39 million was mainly due to the acquisition of stakes in Abraaj Growth Markets Fund.

Reconciliation of liabilities arising from financing activities

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

2017 - 2018

	Balance as of Dec. 31, 2017	Cash flow	Currency effects and consolidation changes	Other [1]	Balance as of Dec. 31, 2018
Long term debt [2]	4,595	126	45	(109)	4,657
USD bonds	2,137	(866)	31	-	1,303
EUR bonds	997	990		1	1,988
Bank borrowings	190	21	-	-	211
Other long-term debt	20	(1)	-	-	18
Finance leases	281	(18)	13	53	330
Forward contracts [3]	970			(163)	807
Short term debt [2]	120	34	(29)	39	164
Short-term bank borrowings	71	34	(29)		76
Other short-term loans
Forward contracts [3]	49			39	88
Equity	(1,500)	(1,351)		1,558	(1,293)
Dividend payable		(404)		404
Forward contracts [3]	(1,018)			124	(894)
Treasury shares	(481)	(948)		1,030	(399)
Total		(1,192)
[1] Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities
[2] Long-term debt includes the short-term portion of long-term debt, and short-term debt excludes the short-term portion of the long-term debt.
[3] The forward contracts are related to the share buyback program and LTI plans

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

2016 - 2017

	Balance as of Dec. 31, 2016	Cash flow [1]	Transfer to liabilities directly associated with assets held for sale	Currency effects and consolidation changes	Other [2]	Balance as of Dec. 31, 2017
Long term debt [3]	5,396	(217)	(1,255)	(327)	998	4,595
USD bonds	3,608	(1,184)		(287)	1	2,137
EUR bonds		997			-	997
Bank borrowings	1,470	(22)	(1,238)	(21)	-	190
Other long-term debt	39	(20)	-	1	(1)	20
Finance leases	279	12	(18)	(20)	29	281
Forward contracts [4]					970	970
Short term debt [3]	210	(4)	(86)	(49)	49	120
Short-term bank borrowings	207	(3)	(84)	(49)		71
Other short-term loans	2	(1)	(2)	-
Forward contracts [4]					49	49
Equity	(181)	168			(1,487)	(1,500)
Sale of Lighting (now Signify) shares		1,060			(1,060)
Dividend payable		(478)			478
Forward contracts [4]					(1,018)	(1,018)
Treasury shares	(181)	(414)			114	(481)
Total		(53)
[1] Cash flow includes cash movements related to Lighting from January to April 2017, and therefore does not equal cash flow financing activities in the consolidated statements of cash flows.
[2] Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities
[3] Long-term debt includes the short-term portion of long-term debt, and short-term debt excluding the short-term portion of long-term debt.
[4] The forward contracts are mainly related to the share buyback program